Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
The components of the Company’s deferred tax assets and liabilities as of March 31, 2015 and 2014 are as follows:

	2015	2014
Net operating loss carryforwards	$8,745,372	$5,999,692
Compensatory stock and warrants	33	10,691
Accrued expenses that are deductible in future periods	43,021	38,808
Depreciation method differences	—	—
	8,788,426	6,049,191
Valuation allowances	(8,788,426)	(6,049,191)

Net deferred tax assets	$—	$—

Schedule of reconciliation of the tax benefit at the federal statutory rate

The following table illustrates the reconciliation of the tax benefit at the federal statutory rate to the Company’s effective rate for the period ending March 31, 2014 and 2013:

	2015	2014
Benefit at federal statutory rate	-34.00%	-39.60%
Benefit at state rate, net of federal deficit	5.70%	94.36%
Fair value adjustment of convertible debt	-3.69%	-1616.09%
Non-deductible derivative loss	0.00%	0.00%
Loss on extinguishment of debt	0.00%	0.00%
Non-deductible travel expenses	0.01%	0.48%
Benefit at the Company’s effective rate	31.98%	1560.85%
Less valuation allowance effective tax rate	0.00%	0.00%